The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Absolute Return Enhanced Multi-Strategy Fund and Columbia Absolute Return Multi-Strategy Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 6, 2013 (Accession No. 0001193125-13-249400), which is incorporated herein by reference.